Expense Example (dei_DocumentInformationDocumentAxis, (Delaware Cash Reserve® Fund), USD $)	0 Months Ended
Jul. 29, 2013
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
Class B
Expense Example:
Expense Example, with Redemption, 1 Year	496
Expense Example, with Redemption, 3 Years	734
Expense Example, with Redemption, 5 Years	1,072
Expense Example, with Redemption, 10 Years	1,748
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	272
Expense Example, with Redemption, 3 Years	533
Expense Example, with Redemption, 5 Years	918
Expense Example, with Redemption, 10 Years	1,998
Consultant Class
Expense Example:
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	$ 1,213